UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

Deutsche Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2015

ITEM 1.	REPORT TO STOCKHOLDERS

February 28, 2015

Semiannual Report

to Shareholders

Deutsche Strategic Equity Long/Short Fund

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
10 Investment Portfolio
26 Statement of Assets and Liabilities
28 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
35 Notes to Financial Statements
49 Information About Your Fund's Expenses
51 Advisory Agreement Board Considerations and Fee Evaluation
54 Account Management Resources
56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Since the fund will typically hold both long and short positions, the fund’s results will suffer both when there is a general market advance and the fund holds significant short positions, or when there is a general market decline and the fund holds significant long positions. Investment strategies employed by the fund’s investment management teams are intended to be complementary, but may not be. The interplay of the various strategies may result in the fund holding a significant amount of certain types of securities and could increase the fund’s portfolio turnover rates which may result in higher transactional costs and/or capital gains or losses. Some money managers will have a greater degree of correlation with each other and with the market than others. The degree of correlation will vary as a result of market conditions and other factors. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The fund may lend securities to approved institutions. Short sales — which involve selling borrowed securities in anticipation of a price decline, then returning an equal number of the securities at some point in the future — could magnify losses and increase volatility. Stocks may decline in value. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,

Brian Binder
President, Deutsche Funds

Performance Summary February 28, 2015 (Unaudited)
Class A	6-Month‡	Life of Fund*
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	–1.34%	–0.55%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–7.02%	–6.27%
HFRX Equity Hedge Index†	1.66%	3.29%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		–3.57%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–9.12%
HFRX Equity Hedge Index†		1.67%
Class C	6-Month‡	Life of Fund*
Average Annual Total Returns as of 2/28/15
Unadjusted for Sales Charge	–1.65%	–1.16%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.62%	–2.14%
HFRX Equity Hedge Index†	1.66%	3.29%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		–4.07%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–5.03%
HFRX Equity Hedge Index†		1.67%
Class S	6-Month‡	Life of Fund*
Average Annual Total Returns as of 2/28/15
No Sales Charge	–1.25%	–0.55%
HFRX Equity Hedge Index†	1.66%	3.29%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charge		–3.67%
HFRX Equity Hedge Index†		1.67%
Institutional Class	6-Month‡	Life of Fund*
Average Annual Total Returns as of 2/28/15
No Sales Charge	–1.24%	–0.45%
HFRX Equity Hedge Index†	1.66%	3.29%
Average Annual Total Returns as of 12/31/14 (most recent calendar quarter end)
No Sales Charge		–3.47%
HFRX Equity Hedge Index†		1.67%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2014 are 3.26%, 4.02%, 3.16% and 2.97% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on May 15, 2014. The performance shown for the index is for the time period of May 31, 2014 through February 28, 2015 (through December 31, 2014 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The HFRX Equity Hedge Index tracks the performance of investing strategies that maintain both long and short positions primarily in equity and equity-derivative securities.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
2/28/15	$9.88	$9.82	$9.88	$9.89
8/31/14	$10.08	$10.05	$10.07	$10.08
Distribution Information as of 2/28/15
Income Dividends, Six Months	$.04	$.04	$.04	$.04
Capital Gain Distributions, Six Months	$.02	$.02	$.02	$.02

Portfolio Management Team

Deutsche Investment Management Americas Inc.

Mihir Meswani, Director, DIMA

Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 2014 with 21 years of industry experience in asset allocation and portfolio management of multi-asset class portfolios.

— Previously, he worked at Mount Yale Capital Group where he was a portfolio manager for the group’s alternative mutual funds. Prior to that, he was Chief Investment Strategist at Sandalwood Securities, where he was a member of the Investment Committee with direct responsibility for the portfolio management of Sandalwood’s fund of hedge funds and alternative mutual fund portfolio.

— Previously, he held a position as Director of Public Investments for the Robert Wood Johnson Foundation where he managed assets across equity and fixed income, hedge funds, credit and real assets. He also worked for Bank of America and JP Morgan in similar roles.

— BS in Finance and a BA in Economics, Rutgers University.

Chris Umscheid, Director, DIMA

Portfolio Manager of the fund. Began managing the fund in 2014.

— Global Head of Hedge Fund Research and Due Diligence and Member of the Global Hedge Fund Investment Committee: New York.

— Joined Deutsche Asset & Wealth Management in 2007 with 13 years of industry experience; previously, served as a Portfolio Manager for Fund of Hedge Funds at Wafra Investment Advisory Group, a Portfolio Manager and Director of Research at Yankee Advisers, LLC and a Senior Analyst at Phoenix Advisers Inc. Began career as a Financial Analyst at Goldman Sachs.

— AB in Economics, Dartmouth College.

Subadvisors

Atlantic Investment Management, Inc.

Alexander Roepers. President of Atlantic Investment Management, Inc.

Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

— Founded Atlantic Investment Management, Inc. in 1988.

Chilton Investment Company, LLC

Richard L. Chilton, Jr. Founder, Chairman, Chief Executive Officer and Chief Investment Officer of Chilton Investment Company, LLC.

Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

— Founded Chilton Investment Company, LLC in 1992.

Lazard Asset Management LLC

Jean-Daniel Malan. Director at Lazard Asset Management LLC.

Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

— Joined Lazard Asset Management LLC in 1998 as an Equity Analyst and then worked as a Portfolio Manager for European Equity, and rejoined Lazard in 2008 after working as a Hedge Fund Manager for two years at BlueCrest Capital Management.

Omega Advisors, Inc.

Leon G. Cooperman. Chairman and Chief Executive Officer, Omega Advisors, Inc.

Portfolio Manager of a sleeve of the fund. Began managing the fund in 2014.

— Founded Omega Advisors, Inc. in 1992.

Portfolio Summary (Unaudited)

Ten Largest Long Common Stock Holdings at February 28, 2015 (15.3% of Net Assets)
1. Actavis PLC Manufactures specialty pharmaceuticals	2.5%
2. Owens-Illinois, Inc. Manufactures plastic and glass packing products	2.0%
3. W.R. Grace & Co. Supplier of specialty chemical and container products	1.9%
4. Triumph Group, Inc. Designs, engineers, manufactures, repairs, overhauls and distributes aircraft components	1.7%
5. Harman International Industries, Inc. Designs, manufactures and markets audio and electronic systems	1.5%
6. Becton, Dickinson & Co. Provider of medical supplies and devices	1.2%
7. Medtronic PLC Develops therapeutic and diagnostic medical products	1.2%
8. Union Pacific Corp. Operates as a rail transportation provider	1.1%
9. FedEx Corp. Provider of express transportation, package delivery and logistics solutions	1.1%
10. Atlas Energy LP Produces, transports and processes natural gas and oil	1.1%

Ten Largest Common Stock Sold Short Equity Holdings at February 28, 2015 (3.3% of Net Assets)
1. Getinge AB Develops, manufactures and sells equipment and systems for sterilization and disinfection	0.4%
2. L'Oreal SA Manufactures, markets and distributes health and beauty aids	0.4%
3. LVMH Moet Hennessy Louis Vuitton SA Diversified luxury goods group	0.4%
4. Kirin Holdings Co., Ltd. Produces beer, soft drinks, food products, whisky and pharmaceuticals	0.3%
5. Sprouts Farmers Market, Inc. Operates a chain of retail grocery stores	0.3%
6. International Flavors & Fragrances, Inc. Creates, manufactures and supplies flavors and fragrances	0.3%
7. Sanofi Manufactures prescription pharmaceuticals	0.3%
8. LIXIL Group Corp. Producer of aluminum	0.3%
9. NetScout Systems, Inc. Designs, develops, manufactures, markets and supports computer networks and business software applications	0.3%
10. Electrolux AB Manufactures home appliances and appliances for professional use	0.3%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 54 for contact information.

Investment Portfolio as of February 28, 2015 (Unaudited)
	Shares	Value ($)

Long Positions 104.3%
Common Stocks 97.2%
Consumer Discretionary 24.5%
Auto Components 4.3%
American Axle & Manufacturing Holdings, Inc.* (a)	34,598	862,182
Cie Generale des Etablissements Michelin	3,900	374,819
Goodyear Tire & Rubber Co. (a)	41,128	1,099,352
Koito Manufacturing Co., Ltd.	21,200	679,903
Lear Corp. (a)	7,240	788,581
Magna International, Inc.	7,826	852,721
Plastic Omnium SA	14,495	440,544
		5,098,102
Automobiles 0.2%
General Motors Co.	7,200	268,632
Hotels, Restaurants & Leisure 5.0%
Bloomin' Brands, Inc.*	25,366	653,428
Buffalo Wild Wings, Inc.*	3,707	708,482
Caesars Acquisition Co. "A"*	1,800	13,302
Caesars Entertainment Corp.*	31,000	328,600
Domino's Pizza, Inc.	10,124	1,027,890
McDonald's Corp. (a)	3,422	338,436
Melco Crown Entertainment Ltd. (ADR)	14,000	336,280
Sonic Corp.	27,850	885,351
Wyndham Worldwide Corp. (a)	11,354	1,038,664
Wynn Macau Ltd.	66,900	175,178
Wynn Resorts Ltd.	2,234	318,345
		5,823,956
Household Durables 1.5%
Century Communities, Inc.*	998	18,513
Harman International Industries, Inc. (a)	13,024	1,797,182
		1,815,695
Internet & Catalog Retail 0.3%
Groupon, Inc.*	45,200	369,736
Media 8.1%
CBS Corp. "B" (a)	3,340	197,394
Cineplex, Inc.	8,800	351,127
Comcast Corp. "A"	6,900	406,720
DISH Network Corp. "A"*	8,000	600,320
Liberty Global PLC "A"*	15,698	848,634
Loral Space & Communications, Inc.*	5,400	384,102
New Media Investment Group, Inc.	9,900	244,530
Pearson PLC	28,486	622,969
Publicis Groupe SA	5,336	434,985
Sirius XM Holdings, Inc.*	221,900	863,191
Societe Television Francaise 1	29,111	501,796
Telenet Group Holding NV*	14,700	843,262
Time Warner Cable, Inc.	1,000	154,050
Time Warner, Inc.	3,200	261,952
Tribune Media Co. "A"*	12,400	818,028
Twenty-First Century Fox, Inc. "A"	8,100	283,500
UBM PLC	33,756	282,614
Viacom, Inc. "B" (a)	4,290	300,042
Walt Disney Co. (a)	10,900	1,134,472
		9,533,688
Multiline Retail 0.3%
Myer Holdings Ltd.	159,994	232,208
Sears Holdings Corp.*	3,400	127,840
		360,048
Specialty Retail 3.5%
AutoZone, Inc.* (a)	1,682	1,080,988
Best Buy Co., Inc.	15,072	574,243
Home Depot, Inc.	8,952	1,027,242
JB Hi-Fi Ltd.	15,505	211,605
Sanrio Co., Ltd.	7,700	226,273
Tiffany & Co.	5,269	464,831
United Arrows Ltd.	16,400	505,932
		4,091,114
Textiles, Apparel & Luxury Goods 1.3%
Kering	1,500	305,091
NIKE, Inc. "B"	9,457	918,464
PVH Corp.	2,500	266,325
		1,489,880
Consumer Staples 5.1%
Beverages 1.2%
Ambev SA	110,100	711,311
Brown-Forman Corp. "B"	7,506	688,225
		1,399,536
Food & Staples Retailing 1.2%
Costco Wholesale Corp. (a)	6,583	967,438
Metcash Ltd.	243,846	298,653
Sysco Corp. (a)	3,635	141,728
		1,407,819
Food Products 2.1%
Associated British Foods PLC	7,012	338,108
Chocoladefabriken Lindt & Sprungli AG (Registered)	18	1,172,540
Kellogg Co. (a)	4,624	298,156
Oceana Group Ltd.	16,983	160,131
Suedzucker AG	9,593	146,225
The JM Smucker Co. (a)	2,751	317,328
		2,432,488
Personal Products 0.4%
Asaleo Care Ltd.	317,421	444,878
Tobacco 0.2%
British American Tobacco PLC	5,111	298,100
Energy 6.0%
Energy Equipment & Services 2.3%
Aker Solutions ASA	30,427	170,147
Amec Foster Wheeler PLC	22,970	311,017
Baker Hughes, Inc.	6,200	387,562
Dril-Quip, Inc.* (a)	4,316	313,600
Nordic American Offshore Ltd.*	15,250	143,045
Oceaneering International, Inc. (a)	6,932	378,002
Oil States International, Inc.* (a)	20,639	897,384
Transocean Partners LLC (Units)	5,400	73,926
		2,674,683
Oil, Gas & Consumable Fuels 3.7%
Anadarko Petroleum Corp.	3,700	311,651
Atlas Energy LP*	40,855	1,307,360
Atlas Pipeline Partners LP	22,900	609,827
Atlas Resource Partners LP	21,300	208,740
Caltex Australia Ltd.	7,994	229,743
Concho Resources, Inc.*	400	43,568
Gulf Coast Ultra Deep Royalty Trust*	71,049	71,049
Kinder Morgan, Inc.	12,800	524,928
Newfield Exploration Co.*	1,300	42,939
QEP Resources, Inc.	29,200	627,216
SandRidge Energy, Inc.*	171,900	304,263
WPX Energy, Inc.*	13,900	149,842
		4,431,126
Financials 14.6%
Banks 4.1%
Bank of Ireland*	800,447	303,854
China Construction Bank Corp. "H"	359,661	299,288
Chongqing Rural Commercial Bank Co., Ltd. "H"	584,000	364,033
Citigroup, Inc.	16,600	870,172
ING Groep NV (CVA)*	21,765	324,044
JPMorgan Chase & Co.	5,800	355,424
Kasikornbank PCL (Foreign Registered)	28,800	192,181
Mizuho Financial Group, Inc.	131,300	242,191
Piraeus Bank SA*	235,647	149,240
Standard Chartered PLC	9,896	151,209
Sumitomo Mitsui Financial Group, Inc.	6,400	254,959
Turkiye Garanti Bankasi AS	75,369	269,315
Wells Fargo & Co.	19,157	1,049,612
		4,825,522
Capital Markets 2.6%
Azimut Holding SpA	26,598	696,317
Capital Southwest Corp. (a)	5,700	277,590
Close Brothers Group PLC	13,257	335,185
E*TRADE Financial Corp.*	30,100	783,653
Ellington Financial LLC	800	16,384
Fifth Street Asset Management, Inc.*	1,000	13,050
KKR & Co. LP	17,800	406,730
Tetragon Financial Group Ltd. (b)	6,300	62,998
Tetragon Financial Group Ltd. (b)	35,500	360,325
THL Credit, Inc.	13,111	158,512
		3,110,744
Consumer Finance 0.6%
Navient Corp.	31,955	683,837
Diversified Financial Services 1.2%
Euronext NV, 144A (REG S)*	9,564	358,208
Moody's Corp.	10,264	994,992
On Deck Capital, Inc.*	600	11,640
		1,364,840
Insurance 3.0%
American International Group, Inc.	15,300	846,549
BB Seguridade Participacoes SA	25,900	295,609
Insurance Australia Group Ltd.	86,832	413,508
MetLife, Inc.	5,000	254,150
Prudential PLC	17,197	432,401
Sampo Oyj "A"	5,757	290,253
Sanlam Ltd.	22,572	146,136
St James's Place PLC	39,022	570,786
W.R. Berkley Corp.	3,703	184,817
XL Group PLC	1,100	39,820
		3,474,029
Real Estate Investment Trusts 1.4%
Chimera Investment Corp. (REIT)	179,300	575,553
Gaming and Leisure Properties, Inc. (REIT)	7,800	264,030
Klepierre (REIT)	3,166	154,676
New Residential Investment Corp. (REIT)	13,900	210,029
New Senior Investment Group, Inc. (REIT)	9,516	160,250
PennyMac Mortgage Investment Trust (REIT)	14,400	308,736
		1,673,274
Real Estate Management & Development 1.5%
Altisource Portfolio Solutions SA*	9,000	181,260
Altus Group Ltd.	12,900	227,022
Daiwa House Industry Co., Ltd.	13,100	257,965
Mitsubishi Estate Co., Ltd.	20,000	467,496
Pruksa Real Estate PCL (Foreign Registered)	168,000	166,285
Pruksa Real Estate PCL	54,700	54,098
Realogy Holdings Corp.*	10,200	469,200
		1,823,326
Thrifts & Mortgage Finance 0.2%
PennyMac Financial Services, Inc. "A"*	12,200	213,012
Health Care 10.6%
Biotechnology 1.1%
Actelion Ltd. (Registered)	3,032	362,402
Celldex Therapeutics, Inc.*	600	15,324
Curis, Inc.*	1,400	4,312
Gilead Sciences, Inc.*	5,400	559,062
Juno Therapeutics, Inc.*	400	18,768
United Therapeutics Corp.* (a)	2,290	355,065
		1,314,933
Health Care Equipment & Supplies 2.4%
Becton, Dickinson & Co. (a)	9,962	1,461,625
Medtronic PLC (a)	17,409	1,350,764
		2,812,389
Health Care Providers & Services 1.8%
Fresenius SE & Co. KGaA	5,241	300,129
Humana, Inc.	2,400	394,512
McKesson Corp.	2,800	640,360
Mediclinic International Ltd.	28,158	297,502
Odontoprev SA	76,900	283,084
Spire Healthcare Group PLC, 144A (REG S)*	25,900	126,241
		2,041,828
Health Care Technology 0.0%
Inovalon Holdings, Inc. "A"*	600	18,636
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.	7,933	1,031,290
Pharmaceuticals 4.4%
Actavis PLC* (a)	9,898	2,883,881
AstraZeneca PLC	4,170	287,294
Bayer AG (Registered)	988	145,863
Novartis AG (Registered)	2,948	301,971
Relypsa, Inc.*	100	3,880
Shire PLC (ADR)	2,600	628,966
Teva Pharmaceutical Industries Ltd. (ADR) (a)	8,105	462,147
Zoetis, Inc. (a)	10,426	480,534
		5,194,536
Industrials 17.1%
Aerospace & Defense 2.8%
MacDonald Dettwiler & Associates Ltd.	5,556	437,733
TransDigm Group, Inc.	4,466	968,497
Triumph Group, Inc. (a)	32,729	1,956,867
		3,363,097
Air Freight & Logistics 1.1%
FedEx Corp. (a)	7,396	1,308,944
Airlines 1.4%
Alaska Air Group, Inc. (a)	14,445	919,424
United Continental Holdings, Inc.*	11,000	716,980
		1,636,404
Building Products 1.1%
Fortune Brands Home & Security, Inc. (a)	27,458	1,271,855
Commercial Services & Supplies 0.8%
ADT Corp.	4,400	172,568
Elior Participations SCA, 144A (REG S)	15,600	258,939
KAR Auction Services, Inc.	13,100	477,757
		909,264
Electrical Equipment 2.2%
Alstom SA*	18,071	596,450
General Cable Corp. (a)	84,980	1,278,099
OSRAM Licht AG	8,675	397,333
Rockwell Automation, Inc. (a)	2,477	289,908
		2,561,790
Industrial Conglomerates 0.5%
Alliance Global Group, Inc.	1,106,488	596,809
Machinery 4.1%
FANUC Corp.	1,500	288,064
Harsco Corp. (a)	50,041	825,176
Kurita Water Industries Ltd.	24,900	616,904
Pall Corp.	9,846	992,575
Sulzer AG (Registered)	4,619	560,542
Terex Corp. (a)	37,980	1,041,032
Timken Co. (a)	10,984	466,600
		4,790,893
Professional Services 0.2%
Randstad Holding NV	5,254	309,264
Road & Rail 1.8%
Kansas City Southern	6,630	768,019
Union Pacific Corp. (a)	10,988	1,321,417
		2,089,436
Trading Companies & Distributors 0.7%
AerCap Holdings NV*	17,400	774,300
Neff Corp. "A"*	800	8,360
		782,660
Transportation Infrastructure 0.4%
Aena SA, 144A (REG S)*	2,700	250,961
BBA Aviation PLC	30,746	164,370
Macquarie Infrastructure Co., LLC	400	31,444
		446,775
Information Technology 6.2%
Communications Equipment 0.7%
Arista Networks, Inc.*	300	20,763
Motorola Solutions, Inc.	11,100	754,134
		774,897
Electronic Equipment, Instruments & Components 0.2%
Anixter International, Inc.* (a)	2,910	229,570
Internet Software & Services 0.8%
eBay, Inc.*	7,300	422,743
Google, Inc. "A"*	1,017	572,195
		994,938
IT Services 2.5%
Amadeus IT Holding SA "A"	5,400	222,235
AtoS	6,824	485,035
FleetCor Technologies, Inc.*	4,372	670,796
International Business Machines Corp.	1,500	242,910
Itochu Techno-Solutions Corp.	15,200	597,660
MasterCard, Inc. "A"	7,987	719,868
		2,938,504
Semiconductors & Semiconductor Equipment 1.1%
Maxim Integrated Products, Inc. (a)	13,800	474,651
SunEdison, Inc.*	35,700	790,398
		1,265,049
Software 0.9%
Intuit, Inc.	6,140	599,448
Monitise PLC*	1,368,600	463,313
		1,062,761
Materials 11.5%
Chemicals 7.9%
Arkema SA	5,533	413,855
Ashland, Inc.	3,800	484,956
Clariant AG (Registered)	20,597	372,516
Cytec Industries, Inc. (a)	16,752	879,983
Eastman Chemical Co.	6,600	491,436
Ecolab, Inc.	8,941	1,033,043
FMC Corp. (a)	18,003	1,141,570
Kuraray Co., Ltd.	49,900	686,929
LyondellBasell Industries NV "A"	4,300	369,413
Orion Engineered Carbons SA	2,400	39,504
The Sherwin-Williams Co. (a)	4,140	1,180,728
W.R. Grace & Co.* (a)	22,416	2,222,547
		9,316,480
Construction Materials 0.8%
CRH PLC	17,300	489,839
Martin Marietta Materials, Inc.	2,835	403,506
		893,345
Containers & Packaging 2.8%
Nampak Ltd.	156,818	546,591
Owens-Illinois, Inc.* (a)	88,743	2,321,517
Pact Group Holdings Ltd.	123,087	419,666
		3,287,774
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.3%
Sunrise Communications Group AG, 144A (REG S)*	3,899	306,121
Wireless Telecommunication Services 0.6%
SoftBank Corp.	7,200	443,958
Turkcell Iletisim Hizmetleri AS*	51,203	269,125
		713,083
Utilities 0.7%
Independent Power & Renewable Eletricity Producers 0.5%
Infinis Energy PLC	118,194	364,361
TerraForm Power, Inc. "A"	4,100	142,393
Vivint Solar, Inc.*	1,900	15,333
		522,087
Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	46,000	274,500
Total Common Stocks (Cost $108,989,031)		114,167,977

Preferred Stocks 0.1%
Financials
Federal Home Loan Mortgage Corp. "X"*	1,000	4,150
Federal Home Loan Mortgage Corp. "V"*	2,500	9,250
Federal National Mortgage Association "S"*	15,400	69,300
Federal National Mortgage Association "N"*	3,500	27,125
Federal National Mortgage Association "M"*	1,700	13,515
Total Preferred Stocks (Cost $109,776)		123,340

	Principal Amount ($)	Value ($)

Corporate Bonds 0.3%
Consumer Discretionary 0.0%
Caesars Entertainment Resort Properties LLC, 144A, 11.0%, 10/1/2021	60,000	53,100
Financials 0.1%
Harbinger Group, Inc., 144A, 7.75%, 1/15/2022	100,000	101,375
Telecommunication Services 0.1%
HC2 Holdings, Inc., 144A, 11.0%, 12/1/2019	70,000	71,575
Intelsat Luxembourg SA: 7.75%, 6/1/2021	30,000	27,788
8.125%, 6/1/2023	30,000	27,900
		127,263
Utilities 0.1%
Energy Future Intermediate Holding Co., LLC, 144A, 11.75%, 3/1/2022*	90,000	107,775
Total Corporate Bonds (Cost $381,412)		389,513

	Contracts	Value ($)

Put Options Purchased 0.0%
Option on Exchange-Traded Futures Contracts
DAX Index Futures, Expiration Date 3/20/2015, Strike Price $11,000.00 (Cost $34,784)	46	34,315

	Shares	Value ($)

Cash Equivalents 6.7%
Central Cash Management Fund, 0.06% (c) (Cost $7,827,645)	7,827,645	7,827,645

	% of Net Assets	Value ($)

Total Long Positions (Cost $117,342,648)†	104.3	122,542,790
Other Assets and Liabilities, Net	30.3	35,555,574
Securities Sold Short	(34.6)	(40,608,592)
Net Assets	100.0	117,489,772

† The cost for federal income tax purposes was $118,811,007. At February 28, 2015, net unrealized appreciation for all securities based on tax cost was $3,731,783. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,057,908 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,326,125.

	Shares	Value ($)

Common Stocks Sold Short 6.2%
Consumer Discretionary 0.9%
Household Durables 0.3%
Electrolux AB "B"	9,734	318,030
Media 0.2%
Mediaset Espana Comunicacion SA	24,017	296,519
Textiles, Apparel & Luxury Goods 0.4%
LVMH Moet Hennessy Louis Vuitton SA	2,400	439,131
Consumer Staples 1.2%
Beverages 0.3%
Kirin Holdings Co., Ltd.	30,800	403,192
Food & Staples Retailing 0.3%
Sprouts Farmers Market, Inc.	9,500	349,695
Household Products 0.2%
Spectrum Brands Holdings, Inc.	3,000	281,040
Personal Products 0.4%
L'Oreal SA	2,438	442,174
Energy 0.4%
Oil, Gas & Consumable Fuels 0.4%
Santos Ltd.	36,018	222,450
Statoil ASA	11,759	221,288
		443,738
Financials 0.7%
Banks 0.4%
Banco Santander SA	27,494	200,713
U.S. Bancorp.	6,600	294,426
		495,139
Capital Markets 0.3%
Julius Baer Group Ltd.	6,156	283,822
Health Care 1.1%
Biotechnology 0.4%
Gilead Sciences, Inc.	2,000	207,060
Keryx Biopharmaceuticals, Inc.	11,900	144,704
Seattle Genetics, Inc.	2,650	96,063
		447,827
Health Care Equipment & Supplies 0.4%
Getinge AB "B"	18,006	497,950
Pharmaceuticals 0.3%
Sanofi	3,353	328,900
Industrials 1.0%
Building Products 0.3%
LIXIL Group Corp.	13,600	324,362
Machinery 0.4%
Aalberts Industries NV	6,258	193,521
Deere & Co.	3,450	312,570
		506,091
Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. "A"	1,948	142,184
WW Grainger, Inc.	725	171,760
		313,944
Information Technology 0.4%
IT Services 0.1%
Western Union Co.	8,300	162,016
Software 0.3%
NetScout Systems, Inc.	8,000	322,560
Materials 0.3%
Chemicals 0.3%
International Flavors & Fragrances, Inc.	2,844	346,769
Utilities 0.2%
Electric Utilities 0.2%
Fortum Oyj	13,452	306,091
Total Common Stocks Sold Short (Proceeds $6,867,946)		7,308,990

Exchange-Traded Funds Sold Short 28.4%
Energy Select Sector SPDR Fund	27,738	2,191,857
iShares Nasdaq Biotechnology Fund	3,725	1,257,076
Lyxor ETF STOXX Europe 600 Automobiles & Parts	23,076	1,757,684
Lyxor UCITS ETF Euro Stoxx 50	36,990	1,481,782
Nikkei 225 Fund	4,919	790,028
SPDR S&P 500 ETF Trust	101,528	21,387,888
SPDR S&P MidCap 400 Trust	11,778	3,229,528
Vanguard FTSE Europe Fund	21,538	1,203,759
Total Exchange-Traded Funds Sold Short (Proceeds $32,046,177)		33,299,602
Total Positions Sold Short (Proceeds $38,914,123)		40,608,592

* Non-income producing security.

The following table represents a bond that is in default:
Security	Coupon	Maturity Date	Principal Amount	Cost ($)	Value ($)
Energy Future Intermediate Holding Co., LLC*	11.75%	3/1/2022	90,000	105,588	107,775

(a) All or a portion of these securities are pledged as collateral for short sales.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen (Certificate of Stock)

FTSE: Financial Times and the London Stock Exchange

REIT: Real Estate Investment Trust

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

S&P: Standard & Poor's

SPDR: Standard & Poor's Depositary Receipt

At February 28, 2015, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Nikkei 225 Index	JPY	3/12/2015	5	786,625	26,059
Nikkei 400 Index	JPY	3/12/2015	20	231,390	6,675
TOPIX Index	JPY	3/12/2015	6	765,141	8,389
S&P 500 Index	USD	3/19/2015	4	2,102,800	44,665
Total unrealized appreciation					85,788

At February 28, 2015, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Japanese Yen	USD	3/16/2015	4	417,700	3,031

As of February 28, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	40,000	USD	51,935	4/22/2015	7,147	State Street Bank and Trust
DKK	1,932,200	USD	293,701	5/20/2015	3,166	State Street Bank and Trust
EUR	4,819,053	USD	5,494,488	5/20/2015	96,642	State Street Bank and Trust
EUR	1,710,000	USD	2,049,395	6/25/2015	132,951	State Street Bank and Trust
CAD	1,231,922	USD	987,161	5/20/2015	2,743	State Street Bank and Trust
EUR	100,000	USD	125,782	4/24/2015	13,809	State Street Bank and Trust
EUR	660,000	USD	827,285	6/24/2015	87,618	State Street Bank and Trust
GBP	107,415	USD	168,779	3/18/2015	2,963	State Street Bank and Trust
BRL	10,190,900	USD	3,818,261	3/3/2015	227,071	State Street Bank and Trust
EUR	750,000	USD	850,910	8/19/2015	9,584	State Street Bank and Trust
CHF	902,500	USD	965,499	5/20/2015	15,879	State Street Bank and Trust
NOK	1,004,500	USD	133,458	5/20/2015	2,668	State Street Bank and Trust
EUR	70,000	USD	82,965	4/27/2015	4,582	State Street Bank and Trust
JPY	356,804,879	USD	3,008,678	5/20/2015	22,985	State Street Bank and Trust
EUR	80,000	USD	103,871	4/23/2015	14,294	State Street Bank and Trust
EUR	750,000	USD	937,299	6/23/2015	96,781	State Street Bank and Trust
USD	697,485	SEK	5,861,200	5/20/2015	6,138	State Street Bank and Trust
USD	506,774	CHF	515,572	3/18/2015	34,307	State Street Bank and Trust
USD	60,160	GBP	39,898	3/18/2015	1,430	State Street Bank and Trust
USD	2,191,730	GBP	1,424,800	5/20/2015	6,782	State Street Bank and Trust
USD	92,397	GBP	60,000	8/19/2015	137	State Street Bank and Trust
USD	1,377,999	BRL	3,934,877	3/3/2015	8,131	State Street Bank and Trust
Total unrealized appreciation					797,808

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
HKD	5,186,018	USD	668,387	5/20/2015	(259)	State Street Bank and Trust
CHF	1,579,102	USD	1,649,925	3/18/2015	(7,308)	State Street Bank and Trust
GBP	4,495,411	USD	6,913,934	5/20/2015	(22,625)	State Street Bank and Trust
USD	443,092	DKK	2,880,540	5/20/2015	(9,960)	State Street Bank and Trust
USD	121,959	EUR	100,000	4/24/2015	(9,987)	State Street Bank and Trust
USD	573,410	EUR	490,000	6/23/2015	(24,272)	State Street Bank and Trust
AUD	2,361,129	USD	1,826,269	5/20/2015	(10,665)	State Street Bank and Trust
ZAR	14,078,419	USD	1,190,967	5/20/2015	(846)	State Street Bank and Trust
USD	94,781	EUR	80,000	4/23/2015	(5,205)	State Street Bank and Trust
USD	1,079,535	EUR	940,000	6/25/2015	(26,052)	State Street Bank and Trust
USD	295,202	KRW	322,014,000	3/3/2015	(1,796)	State Street Bank and Trust
USD	47,390	EUR	40,000	4/22/2015	(2,603)	State Street Bank and Trust
USD	780,411	EUR	660,000	6/24/2015	(40,744)	State Street Bank and Trust
USD	5,081,392	EUR	4,466,100	5/20/2015	(78,890)	State Street Bank and Trust
USD	2,385,288	BRL	6,256,023	3/3/2015	(180,716)	State Street Bank and Trust
USD	361,291	NOK	2,747,600	5/20/2015	(3,544)	State Street Bank and Trust
USD	1,124,465	JPY	133,349,200	5/20/2015	(8,618)	State Street Bank and Trust
USD	273,055	CHF	258,300	5/20/2015	(1,269)	State Street Bank and Trust
BRL	3,934,877	USD	1,340,993	6/2/2015	(7,936)	State Street Bank and Trust
KRW	322,014,000	USD	293,140	3/3/2015	(266)	State Street Bank and Trust
GBP	370,000	USD	564,968	8/19/2015	(5,659)	State Street Bank and Trust
Total unrealized depreciation					(449,220)

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Dollar
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Great British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
SEK Swedish Krona
USD United States Dollar
ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Common Stocks (d)	$85,862,388	$28,305,589	$—	$114,167,977
Preferred Stocks	123,340	—	—	123,340
Corporate Bonds (d)	—	389,513	—	389,513
Short-Term Investments	7,827,645	—	—	7,827,645
Derivatives (e)
Purchased Options	—	34,315	—	34,315
Futures Contracts	88,819	—	—	88,819
Forward Foreign Currency Exchange Contracts	—	797,808	—	797,808
Total	$93,902,192	$29,527,225	$—	$123,429,417
Liabilities	Level 1	Level 2	Level 3	Total

Common Stocks Sold Short, at Value (d)	$(2,830,847)	$(4,478,143)	$—	$(7,308,990)
Exchange-Traded Funds Sold Short	(33,299,602)	—	—	(33,299,602)
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	(449,220)	—	(449,220)
Total	$(36,130,449)	$(4,927,363)	$—	$(41,057,812)

There have been no transfers between fair value measurement levels during the period ended February 28, 2015.

(d) See Investment Portfolio for additional detailed categorizations.

(e) Derivatives include value of options purchased; unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of February 28, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $109,515,003)	$114,715,145
Investment in Central Cash Management Fund (cost $7,827,645)	7,827,645
Total investments in securities, at value (cost $117,342,648)	122,542,790
Deposit with broker for futures contracts	160,526
Deposit with broker for securities sold short	34,682,168
Receivable for investments sold	3,806,070
Receivable for Fund shares sold	712,538
Dividends receivable	103,409
Interest receivable	76,018
Receivable for variation margin on futures contracts	89,057
Unrealized appreciation on forward foreign currency exchange contracts	797,808
Foreign taxes recoverable	13,260
Other assets	23,818
Total assets	163,007,462
Liabilities
Cash overdraft	143,143
Foreign currency overdraft, at value (cost $199,940)	198,220
Payable for investments purchased	3,495,791
Payable for securities sold short, at value (proceeds of $38,914,123)	40,608,592
Payable for Fund shares redeemed	324,426
Unrealized depreciation on forward foreign currency exchange contracts	449,220
Dividends payable for securities sold short	7,260
Accrued management fee	147,834
Accrued Trustees' fee	2,574
Other accrued expenses and payables	140,630
Total liabilities	45,517,690
Net assets, at value	$117,489,772

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 28, 2015 (Unaudited) (continued)
Net Assets Consist of
Accumulated net investment loss	(1,957,678)
Net unrealized appreciation (depreciation) on: Investments	5,200,142
Securities sold short	(1,694,469)
Futures	88,819
Foreign currency	346,043
Accumulated net realized gain (loss)	(7,854,833)
Paid-in capital	123,361,748
Net assets, at value	$117,489,772
Net Asset Value
Class A Net Asset Value and redemption price per share ($16,392,813 ÷ 1,659,052 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.88
Maximum offering price per share (100 ÷ 94.25 of $9.88)	$10.48
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($6,045,216 ÷ 615,856 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.82
Class S Net Asset Value, offering and redemption price per share ($16,399,449 ÷ 1,660,102 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.88
Institutional Class Net Asset Value, offering and redemption price per share ($78,652,294 ÷ 7,952,638 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.89

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended February 28, 2015 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $31,707)	$1,682,043
Interest	15,351
Income distributions — Central Cash Management Fund	4,115
Total income	1,701,509
Expenses: Management fee	1,527,531
Administration fee	87,287
Services to shareholders	37,064
Distribution and service fees	45,539
Custodian fee	28,365
Professional fees	75,816
Reports to shareholders	9,352
Registration fees	1,731
Trustees' fees and expenses	4,946
Dividend expense on securities sold short	430,158
Interest expense on securities sold short	185,663
Other	21,162
Total expenses	2,454,614
Net investment income (loss)	(753,105)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(7,478,582)
Securities sold short	(2,071,656)
Futures	(27,933)
Foreign currency	3,211,158
(6,367,013)
Change in net unrealized appreciation (depreciation) on: Investments	727,081
Securities sold short	236,510
Futures	48,429
Foreign currency	(87,474)
924,546
Net gain (loss)	(5,442,467)
Net increase (decrease) in net assets resulting from operations	$(6,195,572)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 28, 2015 (Unaudited)	Period Ended August 31, 2014 (Unaudited)*
Operations: Net investment income (loss)	$(753,105)	$(1,018,476)
Operations: Net investment income (loss)	$(753,105)	$(1,018,476)
Net realized gain (loss)	(6,367,013)	(448,010)
Change in net unrealized appreciation (depreciation)	924,546	3,015,989
Net increase (decrease) in net assets resulting from operations	(6,195,572)	1,549,503
Distributions to shareholders from: Net investment income: Class A	(63,700)	—
Class C	(20,723)	—
Class S	(90,055)	—
Institutional Class	(575,753)	—
Net realized gains: Class A	(40,816)	—
Class C	(13,279)	—
Class S	(57,703)	—
Institutional Class	(368,914)	—
Total distributions	(1,230,943)	—
Fund share transactions: Proceeds from shares sold	26,399,940	52,499,529
Reinvestment of distributions	1,224,962	—
Cost of shares redeemed	(112,423,652)	(44,337,995)
Net increase (decrease) in net assets from Fund share transactions	(84,798,750)	8,161,534
Increase (decrease) in net assets	(92,225,265)	9,711,037
Net assets at beginning of period	209,715,037	200,004,000
Net assets at end of period (including accumulated net investment loss of $1,957,678 and $454,342, respectively)	$117,489,772	$209,715,037

* For the period from May 15, 2014 (commencement of operations) to August 31, 2014.

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A	Six Months Ended 2/28/15 (Unaudited)	Period Ended 8/31/14a
Selected Per Share Data
Net asset value, beginning of period	$10.08	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.06)	(.06)
Net realized and unrealized gain (loss)	(.08)	.14
Total from investment operations	(.14)	.08
Less distributions from: Net investment income	(.04)	—
Net realized gains on investment	(.02)	—
Total distributions	(.06)	—
Net asset value, end of period	$9.88	$10.08
Total Return (%)c	(1.34)**	.80	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	16
Ratio of expenses (including interest expense and dividend expense for securities sold short) (%)	3.04 *	3.25	*
Ratio of expenses (excluding interest expense and dividend expense for securities sold short) (%)	2.33 *	2.40	*
Ratio of net investment income (loss) (%)	(1.16)*	(1.95	)*
Portfolio turnover rate (%)	160 **	119	**
a For the period from May 15, 2014 (commencement of operations) to August 31, 2014.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class C	Six Months Ended 2/28/15 (Unaudited)		Period Ended 8/31/14a
Selected Per Share Data
Net asset value, beginning of period	$10.05		$10.00
Income (loss) from investment operations: Net investment income (loss)b		(.09)	(.08)
Net realized and unrealized gain (loss)		(.08)	.13
Total from investment operations		(.17)	.05
Less distributions from: Net investment income		(.04)	—
Net realized gains on investment		(.02)	—
Total distributions		(.06)	—
Net asset value, end of period	$9.82		$10.05
Total Return (%)c	(1.65	)**	.50	d**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		4
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.80	*	4.01	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	3.80	*	4.00	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	3.09	*	3.15	*
Ratio of net investment income (loss) (%)	(1.91	)*	(2.74	)*
Portfolio turnover rate (%)	160	**	119	**
a For the period from May 15, 2014 (commencement of operations) to August 31, 2014.
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S	Six Months Ended 2/28/15 (Unaudited)		Period Ended 8/31/14a
Selected Per Share Data
Net asset value, beginning of period	$10.07		$10.00
Income (loss) from investment operations: Net investment income (loss)b		(.05)	(.05)
Net realized and unrealized gain (loss)		(.08)	.12
Total from investment operations		(.13)	.07
Less distributions from: Net investment income		(.04)	—
Net realized gains on investment		(.02)	—
Total distributions		(.06)	—
Net asset value, end of period	$9.88		$10.07
Total Return (%)	(1.25	)**	.70	c**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16		24
Ratio of expenses before expense reductions (including interest expense and dividend expense for securities sold short) (%)	2.93	*	3.15	*
Ratio of expenses after expense reductions (including interest expense and dividend expense for securities sold short) (%)	2.93	*	3.10	*
Ratio of expenses after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)	2.22	*	2.25	*
Ratio of net investment income (loss) (%)	(1.04	)*	(1.69	)*
Portfolio turnover rate (%)	160	**	119	**
a For the period from May 15, 2014 (commencement of operations) to August 31, 2014.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Institutional Class	Six Months Ended 2/28/15 (Unaudited)	Period Ended 8/31/14a
Selected Per Share Data
Net asset value, beginning of period	$10.08	$10.00
Income (loss) from investment operations: Net investment income (loss)b	(.04)	(.05)
Net realized and unrealized gain (loss)	(.09)	.13
Total from investment operations	(.13)	.08
Less distributions from: Net investment income	(.04)	—
Net realized gains on investment	(.02)	—
Total distributions	(.06)	—
Net asset value, end of period	$9.89	$10.08
Total Return (%)	(1.24)**	.80	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	79	166
Ratio of expenses (including interest expense and dividend expense for securities sold short) (%)	2.73 *	2.96	*
Ratio of expenses (excluding interest expense and dividend expense for securities sold short) (%)	2.02 *	2.11	*
Ratio of net investment income (loss) (%)	(.76 )*	(1.60	)*
Portfolio turnover rate (%)	160 **	119	**
a For the period from May 15, 2014 (commencement of operations) to August 31, 2014. b Based on average shares outstanding during the period. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic Equity Long/Short Fund (the "Fund") is a diversified series of Deutsche Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long equity securities and ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short equity securities and ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are generally categorized as Level 1 For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices, and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are categorized as Level 1. Over-the-counter written or purchased options are valued at prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer with which the option was traded. Over-the-counter written or purchased options are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Short Sales. When the Fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Fund buys the same security in the market and returns it to the lender.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short. For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-to-market to reflect the current value of the short position.

The Fund may receive or pay the net of the borrowing fee on securities sold short and any income earned on the cash held as collateral for securities sold short. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund's loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security's value cannot drop below zero.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

The Fund has reviewed the tax positions for the open tax year as of August 31, 2014, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements.

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investment in foreign denominated investments, investments in futures, investments in passive foreign investment companies, investments in short sales, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividend income on short sale transactions is recorded on ex-date and disclosed as an expense in the Statement of Operations. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended February 28, 2015, the Fund entered into futures contracts as a substitute for direct investment in a particular market, to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings or to maintain full long and short exposure.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of February 28, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended February 28, 2015, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $3,886,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $418,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the six months ended February 28, 2015, the Fund entered into options on futures contracts as a substitute for direct investment in a particular security or market or to maintain full long and short exposure.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

A summary of the open purchased option contracts as of February 28, 2015 is included in the Fund's Investment Portfolio. For the six months ended February 28, 2015, the investment in purchased option contracts had a total value generally indicative of a range from $0 to approximately $34,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended February 28, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated assets and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of February 28, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended February 28, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $34,103,000 to $35,949,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $5,909,000 to $17,588,000.

The following tables summarize the value of the Fund's derivative instruments held as of August 31, 2014 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Futures Contracts	Total
Equity Contracts (a) (b)	$34,315	$—	$85,788	$120,103
Foreign Exchange Contracts (b) (c)	—	797,808	3,031	800,839
	$34,315	$797,808	$88,819	$920,942
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:
(a) Investments in securities, at value (includes purchased options)
(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(449,220)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended February 28, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$(44,877)	$—	$(47,704)	$(92,581)
Foreign Exchange Contracts (b)	—	3,257,552	19,771	3,277,323
	$(44,877)	$3,257,552	$(27,933)	$3,184,742
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from investments (includes purchased options) and futures, respectively
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$(469)	$—	$55,248	$54,779
Foreign Exchange Contracts (a) (b)	—	(86,995)	(6,819)	(93,814)
	$(469)	$(86,995)	$48,429	$(39,035)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) from investments (includes purchased options) and futures
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of February 28, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received	Net Amount of Derivative Assets
State Street Bank and Trust	$797,808	$(449,220)	$—	$348,588
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Net Amount of Derivative Liabilities
State Street Bank and Trust	$449,220	$(449,220)	$—	$—

C. Purchases and Sales of Securities

During the six months ended February 28, 2015, purchases and sales of investment securities (excluding short sale transactions and short-term investments) aggregated $108,940,667 and $187,680,686, respectively. Purchases to cover securities sold short and securities sold short aggregated $162,830,820 and $130,003,610, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisors.

The Advisor allocates the Fund's assets across four sub-advised sleeves managed by Atlantic Investment Management, Inc. (Atlantic), Chilton Investment Company, LLC (Chilton), Lazard Asset Management LLC (Lazard), Omega Advisors, Inc. (Omega). Each investment management team employs different long/short investment strategies when managing the assets of the fund allocated to it. Atlantic, Chilton, Lazard and Omega are paid by the Advisor, not the Fund, for the services Atlantic, Chilton, Lazard and Omega provide to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate (exclusive of any applicable waivers/reimbursements) of 1.75%.

For the period from September 1, 2014 through November 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and dividend expenses on short sales) of each class as follows:
Class A	2.40%
Class C	3.15%
Class S	2.25%
Institutional Class	2.15%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2015, the Administration Fee was $87,287, of which $8,448 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended February 28, 2015, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2015
Class A	$598	$71
Class C	299	83
Class S	539	147
Institutional Class	2,176	1,170
	$3,612	$1,471

Distribution and Services Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2015, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2015
Class C	$19,379	$3,442

In addition, DDI provides information and administrative services for a fee ("Service Fee") to the shareholders of Class A and Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2015, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2015	Annualized Rate
Class A	$19,701	$13,253	.25%
Class C	6,459	3,463	.25%
	$26,160	$16,716

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2015 aggregated $5,469.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2015, the CDSC for Class C shares aggregated $3,450. A deferred sales charge of up to 0.75% is assessed on certain redemptions of Class A shares.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended February 28, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $5,221, of which $5,107 is unpaid.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

E. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2015, Deutsche Bank AG and its affiliates held approximately 59% of the outstanding shares of the Fund.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2015.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2015		Period Ended August 31, 2014*
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	283,439	$2,727,717	1,656,144	$16,780,338
Class C	227,868	2,175,811	446,585	4,514,192
Class S	1,178,973	11,400,260	2,347,683	23,709,752
Institutional Class	1,036,727	10,096,152	743,434	7,495,247
		$26,399,940		$52,499,529
Shares issued to shareholders in reinvestment of distributions
Class A	11,046	$103,390	—	$—
Class C	3,558	33,162	—	—
Class S	15,733	147,262	—	—
Institutional Class	100,443	941,148	—	—
		$1,224,962		$—
Shares redeemed
Class A	(207,248)	$(2,032,361)	(84,429)	$(853,806)
Class C	(52,303)	(503,590)	(9,952)	(99,987)
Class S	(1,869,361)	(17,714,518)	(13,026)	(131,294)
Institutional Class	(9,649,076)	(92,173,183)	(4,278,990)	(43,252,908)
		$(112,423,652)		$(44,337,995)
Net increase (decrease)
Class A	87,237	$798,746	1,571,715	$15,926,532
Class C	179,123	1,705,383	436,633	4,414,205
Class S	(674,655)	(6,166,996)	2,334,657	23,578,458
Institutional Class	(8,511,906)	(81,135,883)	(3,535,556)	(35,757,661)
		$(84,798,750)		$8,161,534
Initial capital
Class A	—	$—	100	$1,000
Class C	—	—	100	1,000
Class S	—	—	100	1,000
Institutional Class	—	—	20,000,100	200,001,000
		$—		$200,004,000

* For the period from May 15, 2014 (commencement of operations) to August 31, 2014.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2014 to February 28, 2015).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the period ended February 28, 2015 (Unaudited)
Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$986.60	$983.50	$987.50	$987.60
Expenses Paid per $1,000*	$14.97	$18.69	$14.44	$13.45
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 9/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 2/28/15	$1,009.72	$1,005.95	$1,010.26	$1,011.26
Expenses Paid per $1,000*	$15.15	$18.90	$14.60	$13.61

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Strategic Equity Long/Short Fund†	3.04%	3.80%	2.93%	2.73%

† Includes interest and dividend expense on securities sold short of 0.71% for each class.

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved DWS Strategic Equity Long/Short Fund’s (now known as Deutsche Strategic Equity Long/Short Fund) (the "Fund") investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA"); the sub-advisory agreement between DIMA and Atlantic Investment Management, Inc. ("Atlantic") (the "Atlantic Sub-Advisory Agreement"); the sub-advisory agreement between DIMA and Chilton Investment Company, LLC ("Chilton") (the "Chilton Sub-Advisory Agreement"); the sub-advisory agreement between DIMA and Lazard Asset Management LLC ("Lazard") (the "Lazard Sub-Advisory Agreement"); and the sub-advisory agreement between DIMA and Omega Advisors, Inc. ("Omega" and together with Atlantic, Chilton and Lazard, the "Sub-Advisers") (the "Omega Sub-Advisory Agreement" and together with the Atlantic Sub-Advisory Agreement, the Chilton Sub-Advisory Agreement and the Lazard Sub-Advisory Agreement, the "Sub-Advisory Agreements") in March 2014. The Agreement and the Sub-Advisory Agreements are referred to collectively herein as the "Agreements."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In March 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees meet frequently to discuss fund matters. The Trustees met privately with their independent counsel to discuss the Agreements and other matters relating to the Fund. The Trustees were also advised by a fee consultant retained by the Trustees (the "Fee Consultant") in the course of their review of the Agreements and considered a report prepared by the Fee Consultant in connection with their deliberations.

In determining to approve the Agreements, the Board considered factors that it believed relevant to the interests of the Fund. The Board noted that DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services to be provided under the Agreements. The Board noted that, under the Agreements, DIMA and the Sub-Advisers will provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA will provide administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also considered information provided on the proposed investment strategy of each Sub-Adviser and the investment personnel of each Sub-Adviser. The Board also requested and received information regarding DIMA’s planned oversight of the Sub-Advisers. Because the Fund had not yet commenced operations, no information relating to the Fund’s past performance could be considered by the Board. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services are expected to be satisfactory.

Fees and Expenses. The Board considered the Fund’s proposed investment management fee schedule, estimated operating expenses and estimated total expense ratios, and comparative information provided by Lipper Inc. and DIMA. The Board noted that DIMA proposed to cap expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at 2.40%, 3.15%, 2.25% and 2.15% of average net assets of Class A, Class C, Class S and Institutional Class shares, respectively, for a one-year period following the Fund’s commencement of operations. The Board considered the Fund’s management fee schedule as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. With respect to the sub-advisory fees to be paid to the Sub-Advisers, the Board noted that the fees are paid by DIMA out of its fee and not directly by the Fund. On the basis of the information provided, including the report provided by the Fee Consultant, the Board concluded that the proposed management fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA and the Sub-Advisers.

Profitability. Because the Fund had not yet commenced operations, no information regarding DIMA’s or the Sub-Advisers’ costs and profits from providing investment management services to the Fund could be considered by the Board.

Economies of Scale. Given the uncertainty regarding the Fund’s size and related operating costs, the Board deferred evaluation of the economies of scale to a future date. The Board observed that while the proposed investment management fee schedule does not include breakpoints, the Board would consider implementation of one or more breakpoints once the Fund reached an efficient operating size.

Other Benefits to DIMA and the Sub-Advisers and Their Affiliates. The Board considered the character and amount of other incidental benefits to be received by DIMA and the Sub-Advisers and their affiliates, including any fees to be received by DIMA for administrative services provided to the Fund and any fees to be received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and the Sub-Advisers related to brokerage and soft dollar allocations, including that each Sub-Adviser may allocate brokerage to pay for research services generated by parties other than the executing broker-dealers. The Board also noted the incidental public relations benefits to DIMA and the Sub-Advisers related to DWS Funds (now known as Deutsche Funds) advertising and cross-selling opportunities among DIMA products and services. The Board concluded that the proposed management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA’s chief compliance officer and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources to be dedicated by DIMA to the oversight of each Sub-Adviser’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined to approve the Agreements and concluded that the Agreements were in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C, S and Institutional also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DSLAX	DSLCX	DSLSX	DSLIX
CUSIP Number	25159K 762	25159K 754	25159K 747	25159K 739
Fund Number	1004	1304	2004	1404

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

PRSRT STD
U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1793

DSELSF-3
(R-037940-1 4/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Equity Long/Short Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 29, 2015